Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2022
Fair value measurement [Abstract]
Carrying Value of Financial Liabilities
As at 30 June 2022, the carrying value of all of the Group’s financial liabilities represented a reasonable approximation of the fair value of such liabilities.

Consolidated – 30 June 2021 (restated*)	Level 1 US$’000	Level 2 US$’000	Level 3 US$’000	Total US$’000

Financial Liabilities
Embedded derivative – SAFE (issued 28 October 2020)	-	-	7,424	7,424
Embedded derivative – convertible note (issued 5 January 2021)	-	-	51,307	51,307
Embedded derivative – convertible note (issued on 1 April 2021)	-	-	37,990	37,990
Total liabilities	-	-	96,721	96,721

Movements in Level 3 Liabilities
Movements in level 3 liabilities during the current and previous financial year are set out below:

	Embedded derivatives	Total
Consolidated	US$’000	US$’000

Balance as at 1 July 2020	-	-
Fair value of embedded derivatives at issuance date	52,029	52,029
Loss recognized in profit and loss	44,692	44,692

Balance as at 30 June 2021	96,721	96,721
Fair value of embedded derivatives at issuance date	65,311	65,311
Loss recognized in profit and loss	390,743	390,743
Embedded derivatives converted to Equity on 16 November 2022	(552,775)	(552,775)

Balance as at 30 June 2022	-	-